SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is November 28, 2014.

For Certain MFS® Funds:

Effective December 29, 2014, the third paragraph of the sub-section entitled “Class A, Class A1, and Class 529A Shares – General Provisions” beneath the sub-heading entitled “Commissions and Distribution Plan Payments” beneath the main heading “Appendix J – Financial Intermediary Compensation” is restated in its entirety as follows:

For Bond Funds (currently for this purpose, MFS Absolute Return Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Georgia Municipal Bond Fund, MFS Global Bond Fund, MFS Global High Yield Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Inflation-Adjusted Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective December 29, 2014, the first paragraph of the sub-section entitled “Class 529A – Specific Provisions” beneath the sub-heading entitled “Commissions and Distribution Plan Payments” beneath the main heading “Appendix J – Financial Intermediary Compensation” is restated in its entirety as follows:

For purchases of Class 529A shares not subject to an initial sales charge, MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price

On the first $10,000,000 plus	1.00%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%

Effective December 29, 2014, the second paragraph of the sub-section entitled “Class A – Specific Provisions (except MFS Municipal High Income Fund)” beneath the sub-heading entitled “Commissions and Distribution Plan Payments” beneath the main heading “Appendix J – Financial Intermediary Compensation” is restated in its entirety as follows:

For purchases of Class A shares by all other accounts not subject to an initial sales charge (except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price

On the first $10,000,000 plus	1.00%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%

1010562	MFS-MULTI-RETAIL-SAI-COMBINED-SUP-112814